Exhibit 99.1

World Omni Auto Receivables Trust 2014-A

Monthly Servicer Certificate

September 30, 2014

Dates Covered
Collections Period	09/01/14 - 09/30/14
Interest Accrual Period	09/15/14 - 10/14/14
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/14	721,182,121.50	40,962
Yield Supplement Overcollateralization Amount at 08/31/14	15,538,039.68	0
Receivables Balance at 08/31/14	736,720,161.18	40,962
Principal Payments	25,862,926.21	2,423
Defaulted Receivables	1,174,139.41	45
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/14	14,839,294.98	0
Pool Balance at 09/30/14	694,843,800.58	38,494

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Delinquent Receivables:
Past Due 31-60 days	6,865,785.09	367
Past Due 61-90 days	1,521,041.77	80
Past Due 91 + days	353,950.33	17
Total	8,740,777.19	464

Total 31+ Delinquent as % Ending Pool Balance	1.26%

Recoveries	720,339.63

Aggregate Net Losses/(Gains) - September 2014	453,799.78

Overcollateralization Target Amount	31,267,971.03
Actual Overcollateralization	31,267,971.03

Weighted Average APR	3.94%
Weighted Average APR, Yield Adjusted	4.93%
Weighted Average Remaining Term	57.35

Flow of Funds	$ Amount

Collections	29,033,265.69
Advances	(8,570.46)
Investment Earnings on Cash Accounts	953.79
Servicing Fee	(613,933.47)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	28,411,715.55

Distributions of Available Funds
(1) Class A Interest	433,287.04
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	26,945,378.97
(7) Distribution to Certificateholders	1,006,334.54
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	28,411,715.55

Servicing Fee	613,933.47
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 09/15/14	690,521,208.52
Principal Paid	26,945,378.97
Note Balance @ 10/15/14	663,575,829.55

Class A-1
Note Balance @ 09/15/14	56,371,208.52
Principal Paid	26,945,378.97
Note Balance @ 10/15/14	29,425,829.55
Note Factor @ 10/15/14	13.6864323%

Class A-2
Note Balance @ 09/15/14	257,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/14	257,000,000.00
Note Factor @ 10/15/14	100.0000000%

Class A-3
Note Balance @ 09/15/14	257,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/14	257,000,000.00
Note Factor @ 10/15/14	100.0000000%

Class A-4
Note Balance @ 09/15/14	102,340,000.00
Principal Paid	0.00
Note Balance @ 10/15/14	102,340,000.00
Note Factor @ 10/15/14	100.0000000%

Class B
Note Balance @ 09/15/14	17,810,000.00
Principal Paid	0.00
Note Balance @ 10/15/14	17,810,000.00
Note Factor @ 10/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	460,002.04
Total Principal Paid	26,945,378.97
Total Paid	27,405,381.01

Class A-1
Coupon	0.20000%
Interest Paid	9,395.20
Principal Paid	26,945,378.97
Total Paid to A-1 Holders	26,954,774.17

Class A-2
Coupon	0.43000%
Interest Paid	92,091.67
Principal Paid	0.00
Total Paid to A-2 Holders	92,091.67

Class A-3
Coupon	0.94000%
Interest Paid	201,316.67
Principal Paid	0.00
Total Paid to A-3 Holders	201,316.67

Class A-4
Coupon	1.53000%
Interest Paid	130,483.50
Principal Paid	0.00
Total Paid to A-4 Holders	130,483.50

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5417206
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	31.7321780
Total Distribution Amount	32.2738986

A-1 Interest Distribution Amount	0.0436986
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	125.3273440
Total A-1 Distribution Amount	125.3710426

A-2 Interest Distribution Amount	0.3583333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.3583333

A-3 Interest Distribution Amount	0.7833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.7833333

A-4 Interest Distribution Amount	1.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2750000

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 08/31/14	89,794.26
Balance as of 09/30/14	81,223.80
Change	(8,570.46)

Reserve Account
Balance as of 09/15/14	2,171,744.40
Investment Earnings	71.40
Investment Earnings Paid	(71.40)
Deposit/(Withdrawal)	-
Balance as of 10/15/14	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40